Note 8 - Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as of December 31, 2025	6,734,049	USD 0.17 (1)
Warrants granted	6,544,725	USD 0.09
Warrants forfeited	(397,766)	USD 0.16
Warrants granted as of June 30, 2026 (3)	12,881,008	USD 0.13 (2)
Warrants exercisable as of June 30, 2026	5,867,136	USD 0.62 (2)
	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as of December 31, 2024	3,044,794	USD 1.19 (1)
Warrants granted	1,372,407	USD 0.07
Warrants forfeited	(83,662)	USD 0.23
Warrants granted as of June 30, 2025 (3)	4,333,539	USD 0.86 (2)
Warrants exercisable as of June 30, 2025	2,953,561	USD 1.23 (2)

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Six Months Ended June 30,
	2026	2025
Expected term (in years)	10	5.0 –7.0
Risk-free interest rate	4.27%	3.96% –4.09%
Expected volatility	85%	85%
Share price	$0.06	$0.05